Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 23,025	$ 2,390
Trade accounts receivable	1,981	1,116
Other accounts receivable	935	695
Inventory	4,559	3,655
Total current assets	30,500	7,856
Non-current assets
Restricted cash	433	371
Property, plant and equipment, net	8,326	7,750
Right-of-use assets, net	8,406	9,024
Total non-current assets	17,165	17,145
Total assets	47,665	25,001
Current liabilities
Trade accounts payable	2,627	3,525
Other accounts payable	2,173	3,609
Deferred revenue	492	906
Lease liabilities	1,405	772
Loans	149	3,905
Liability for Agricultural Research Organization	452	1,140
Accrued liabilities	386	401
Total current liabilities	7,684	14,258
Non-current liabilities
Lease liabilities	10,130	9,141
Liability for Agricultural Research Organization	1,983	272
Total non-current liabilities	14,533	9,413
Share capital and contributed surplus	133,001	97,748
Accumulated deficit	(107,553)	(96,418)
Total Shareholders' equity	25,448	1,330
Total liabilities and shareholders' equity	$ 47,665	$ 25,001